American Century Investments®
Quarterly Portfolio Holdings
International Small-Mid Cap Fund
February 28, 2023

International Small-Mid Cap - Schedule of Investments
FEBRUARY 28, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.8%
Australia — 7.2%
Allkem Ltd.(1)	281,329	2,138,637
ALS Ltd.	822,497	6,998,290
Bapcor Ltd.	118,795	533,204
carsales.com Ltd.	297,846	4,531,135
Champion Iron Ltd.	469,455	2,312,135
IDP Education Ltd.	285,176	5,484,275
IPH Ltd.	91,603	497,278
Lynas Rare Earths Ltd.(1)	300,037	1,647,803
NEXTDC Ltd.(1)	777,979	5,352,796
Region RE Ltd.	1,320,876	2,260,067
Steadfast Group Ltd.	955,182	3,738,904
		35,494,524
Belgium — 2.5%
D'ieteren Group	48,174	9,336,722
Euronav NV	156,422	2,864,454
		12,201,176
Canada — 7.5%
Alamos Gold, Inc., Class A	461,260	4,702,181
Aritzia, Inc.(1)	144,338	4,394,137
Brookfield Infrastructure Corp., Class A(2)	146,086	6,312,376
Descartes Systems Group, Inc.(1)	62,785	4,630,768
Finning International, Inc.	227,183	5,762,406
Kinaxis, Inc.(1)	46,724	5,429,846
SunOpta, Inc.(1)	432,348	3,320,433
Whitecap Resources, Inc.(2)	361,576	2,771,774
		37,323,921
Denmark — 1.8%
Jyske Bank A/S(1)	109,103	9,138,535
Finland — 2.6%
Huhtamaki Oyj	105,834	3,736,261
Metso Outotec Oyj	467,936	4,978,270
QT Group Oyj(1)	3,633	269,829
Valmet Oyj(2)	113,479	3,744,719
		12,729,079
France — 7.7%
Alten SA	42,242	6,592,560
APERAM SA	80,677	3,137,378
Elis SA	445,491	7,989,820
Euroapi SA(1)	131,466	2,153,469
Nexans SA	32,741	3,156,645
SEB SA	37,544	4,330,967
SOITEC(1)	21,435	3,189,624
SPIE SA	268,517	7,361,935
		37,912,398
Germany — 4.7%
AIXTRON SE	99,064	3,038,339
Hensoldt AG	196,326	6,389,166
HUGO BOSS AG	64,853	4,435,573

Jenoptik AG	14,577	506,947
KION Group AG	63,874	2,501,686
Stabilus SE	34,921	2,360,642
TeamViewer AG(1)	265,064	4,272,984
		23,505,337
Hong Kong — 0.6%
Man Wah Holdings Ltd.	2,844,000	2,911,745
Ireland — 1.6%
AIB Group PLC	1,817,079	7,761,289
Israel — 2.8%
CyberArk Software Ltd.(1)	22,906	3,316,101
Inmode Ltd.(1)	158,161	5,584,665
Nova Ltd.(1)	52,998	4,800,559
		13,701,325
Italy — 3.3%
Banca Generali SpA	151,335	5,230,025
BPER Banca	754,568	2,143,340
Interpump Group SpA	83,460	4,581,461
Sesa SpA	17,947	2,314,787
Tod's SpA(1)	56,118	2,128,725
		16,398,338
Japan — 22.9%
Amvis Holdings, Inc.(2)	204,200	4,915,134
Asics Corp.	298,300	7,552,901
BayCurrent Consulting, Inc.(2)	122,400	4,805,137
Fukuoka Financial Group, Inc.(2)	218,000	4,866,498
IHI Corp.	145,200	3,770,684
Internet Initiative Japan, Inc.	360,800	7,227,151
Invincible Investment Corp.	15,951	6,428,452
Isetan Mitsukoshi Holdings Ltd.	516,500	5,275,947
Japan Airport Terminal Co. Ltd.(1)	145,600	7,129,342
Japan Hotel REIT Investment Corp.	12,186	6,887,485
M&A Capital Partners Co. Ltd.(1)	85,400	2,468,564
MatsukiyoCocokara & Co.	94,400	4,386,871
Menicon Co. Ltd.(2)	99,400	2,129,710
m-up Holdings, Inc.	276,100	2,144,230
Nagoya Railroad Co. Ltd.	219,500	3,331,506
Nextage Co. Ltd.(2)	122,900	2,763,298
Nifco, Inc.	158,400	4,175,975
Nippon Gas Co. Ltd.(2)	274,600	3,836,112
Rohto Pharmaceutical Co. Ltd.	369,600	6,718,902
Taiyo Yuden Co. Ltd.(2)	139,200	4,215,254
TechnoPro Holdings, Inc.	76,300	1,936,042
Tokyo Ohka Kogyo Co. Ltd.	104,800	5,531,804
Toyo Suisan Kaisha Ltd.	96,400	3,899,962
Visional, Inc.(1)	92,500	6,197,395
West Holdings Corp.(2)	38,800	954,979
		113,549,335
Netherlands — 3.1%
AMG Advanced Metallurgical Group NV	160,342	6,313,432
ASR Nederland NV	84,429	3,842,435
Basic-Fit NV(1)(2)	147,882	5,181,611
		15,337,478
New Zealand — 0.9%
a2 Milk Co. Ltd.(1)	1,030,429	4,580,121

Norway — 1.4%
Aker Solutions ASA	1,019,375	4,305,874
Storebrand ASA	349,631	2,886,082
		7,191,956
Spain — 1.5%
Acciona SA	12,853	2,421,571
CIE Automotive SA	166,512	4,876,821
		7,298,392
Sweden — 6.0%
AddTech AB, B Shares	219,345	3,925,814
Avanza Bank Holding AB(2)	149,803	3,961,955
Beijer Ref AB(2)	229,264	3,556,173
Fabege AB	392,940	3,324,507
Hexatronic Group AB	504,084	5,869,992
Trelleborg AB, B Shares	216,992	5,592,862
Vitrolife AB	179,311	3,600,368
		29,831,671
Switzerland — 5.0%
DKSH Holding AG	60,950	4,959,636
Georg Fischer AG	72,890	4,951,945
Interroll Holding AG	1,328	4,115,291
PSP Swiss Property AG	62,603	7,019,286
Tecan Group AG	8,951	3,617,584
		24,663,742
United Kingdom — 16.7%
Abcam PLC, ADR(1)	195,964	2,823,841
B&M European Value Retail SA	568,471	3,360,421
Balfour Beatty PLC	739,878	3,248,149
ConvaTec Group PLC	2,154,281	5,815,376
Diploma PLC	141,330	4,722,219
Endava PLC, ADR(1)	70,404	5,599,934
Future PLC	129,276	2,175,819
Golar LNG Ltd.(1)	110,595	2,524,884
Greggs PLC	163,945	5,354,060
Intermediate Capital Group PLC	249,167	4,194,730
Man Group PLC	1,608,473	5,136,854
Pets at Home Group PLC	595,847	2,781,914
QinetiQ Group PLC	981,746	3,998,949
RS GROUP PLC	326,077	3,834,024
Tate & Lyle PLC	287,908	2,777,661
Trainline PLC(1)	1,484,404	4,562,871
Tritax Big Box REIT PLC	3,920,840	7,044,301
Watches of Switzerland Group PLC(1)	532,870	5,331,045
WH Smith PLC	237,554	4,524,869
Wise PLC, Class A(1)	438,946	3,080,419
		82,892,340
TOTAL COMMON STOCKS (Cost $450,739,886)		494,422,702
EXCHANGE-TRADED FUNDS — 0.1%
iShares MSCI EAFE Small-Cap ETF (Cost $471,014)	8,087	478,912
RIGHTS — 0.1%
Sweden — 0.1%
Beijer Ref AB(1) (Cost $—)	229,264	385,465

SHORT-TERM INVESTMENTS — 3.4%
Money Market Funds — 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	7,088	7,088
State Street Navigator Securities Lending Government Money Market Portfolio(3)	11,387,892	11,387,892
		11,394,980
Repurchase Agreements — 1.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.50% - 4.375%, 12/15/24 - 11/15/39, valued at $1,409,113), in a joint trading account at 4.44%, dated 2/28/23, due 3/1/23 (Delivery value $1,383,858)		1,383,687
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.25%, 07/15/2029, valued at $4,394,243), at 4.53%, dated 2/28/23, due 3/1/23 (Delivery value $4,308,542)		4,308,000
		5,691,687
TOTAL SHORT-TERM INVESTMENTS (Cost $17,086,667)		17,086,667
TOTAL INVESTMENT SECURITIES — 103.4% (Cost $468,297,567)		512,373,746
OTHER ASSETS AND LIABILITIES — (3.4)%		(16,960,635)
TOTAL NET ASSETS — 100.0%		$495,413,111

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	27.0%
Consumer Discretionary	18.1%
Information Technology	11.8%
Financials	11.2%
Real Estate	6.7%
Health Care	6.1%
Materials	5.8%
Consumer Staples	5.2%
Utilities	2.8%
Communication Services	2.8%
Energy	2.4%
Exchange-Traded Funds	0.1%
Short-Term Investments	3.4%
Other Assets and Liabilities	(3.4)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $38,905,890. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $41,076,561, which includes securities collateral of $29,688,669.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Canada	$9,632,809	$27,691,112	—
Israel	13,701,325	—	—
United Kingdom	10,948,659	71,943,681	—
Other Countries	—	360,505,116	—
Exchange-Traded Funds	478,912	—	—
Rights	—	385,465	—
Short-Term Investments	11,394,980	5,691,687	—
	$46,156,685	$466,217,061	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.